Spyglass Growth Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
COMMUNICATION SERVICES - 6.0%
Roku, Inc.(a)	317,926	$20,719,237
Spotify Technology SA(a)	104,866	27,674,137
		48,393,374

CONSUMER DESCRETIONARY - 17.3%
DoorDash, Inc. - Class A(a)	240,743	33,155,126
Five Below, Inc.(a)	138,672	25,152,327
Floor & Decor Holdings, Inc. - Class A(a)	162,586	21,074,397
Global-e Online Ltd.(a)	766,429	27,859,694
Sweetgreen, Inc. - Class A(a)	1,360,176	34,358,046
		141,599,590

FINANCIALS - 12.5%
Affiliated Managers Group, Inc.	175,942	29,465,007
Affirm Holdings, Inc.(a)	880,940	32,823,824
Shift4 Payments, Inc. - Class A(a)	590,329	39,003,037
		101,291,868

HEALTH CARE - 16.9%
Ascendis Pharma AS - ADR(a)	328,860	49,713,767
Exact Sciences Corp.(a)	567,778	39,210,749
Medpace Holdings, Inc.(a)	59,296	23,964,478
Veeva Systems, Inc. - Class A(a)	101,980	23,627,746
		136,516,740

INDUSTRIALS - 13.7%
API Group Corp.(a)	953,043	37,425,999
TransDigm Group, Inc.	24,476	30,144,642
WillScot Mobile Mini Holdings Corp.(a)	934,787	43,467,595
		111,038,236

INFORMATION TECHNOLOGY - 27.4%
AppLovin Corp. - Class A(a)	778,467	53,885,487
GoDaddy, Inc. - Class A(a)	296,058	35,136,163
HubSpot, Inc.(a)	51,358	32,178,868
Nutanix, Inc. - Class A(a)	268,040	16,543,429
Palo Alto Networks, Inc.(a)	57,252	16,267,011
Procore Technologies, Inc.(a)	458,754	37,695,817
Snowflake, Inc. - Class A(a)	195,747	31,632,715
		223,339,490

REAL ESTATE - 5.1%
CoStar Group, Inc.(a)	431,839	41,715,647
TOTAL COMMON STOCKS (Cost $547,431,470)		803,894,945

TOTAL INVESTMENTS - 98.9% (Cost $547,431,470)		$803,894,945
Other Assets in Excess of Liabilities - 1.1%		8,585,058
TOTAL NET ASSETS - 100.0%		$812,480,003

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
SA - Sociedad Anónima

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Measurements at March 31, 2024 (Unaudited)

    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value,

a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2024:

Spyglass Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	803,894,945	–	–	803,894,945
Total Assets	803,894,945	–	–	803,894,945

Refer to the Schedule of Investments for industry classifications.